UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	VANGUARD PENNSYLVANIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.0%)

Adams County PA GO	5.30%	5/15/2011 (3)(Prere.)	$10,240	$ 11,568
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	6.00%	1/1/2014 (3)	4,295	4,689
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.00%	1/1/2017 (1)	12,205	12,904
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.00%	1/1/2019 (1)	15,750	16,523
Allegheny County PA GO	0.00%	4/1/2010 (1)	2,000	1,662
Allegheny County PA GO	5.75%	11/1/2011 (3)	1,725	1,990
Allegheny County PA GO	5.50%	11/1/2014 (3)	1,050	1,184
Allegheny County PA GO	5.375%	11/1/2016 (1)	4,100	4,584
Allegheny County PA GO	5.375%	11/1/2016 (1)	3,725	4,165
Allegheny County PA GO	5.375%	11/1/2017 (1)	3,600	4,020
Allegheny County PA GO	5.375%	11/1/2017 (1)	2,880	3,216
Allegheny County PA GO	5.375%	11/1/2018 (1)	2,000	2,224
Allegheny County PA GO	5.375%	11/1/2019 (1)	2,645	2,928
Allegheny County PA GO	5.25%	11/1/2021 (3)	3,000	3,226
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.25%	11/15/2013 (2)	1,000	1,110
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.00%	10/1/2010 (3)	4,235	4,935
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.60%	4/1/2017 (1)	2,000	2,185
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.00%	7/1/2026 (1)	1,875	2,203
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.00%	7/1/2027 (1)	9,325	10,971
Allegheny County PA Port Auth. Rev	6.00%	3/1/2009 (1)(Prere.)	2,565	2,951
Allegheny County PA Port Auth. Rev	6.00%	3/1/2009 (1)(Prere.)	16,000	18,405
Allegheny County PA Port Auth. Rev	6.00%	3/1/2009 (1)(Prere.)	4,310	4,958
Allegheny County PA Port Auth. Rev	6.25%	3/1/2009 (1)(Prere.)	3,740	4,342
Allegheny County PA Port Auth. Rev	5.375%	3/1/2012 (3)	4,965	5,593
Allegheny County PA Port Auth. Rev	5.50%	3/1/2013 (3)	7,000	7,925
Allegheny County PA Port Auth. Rev	5.50%	3/1/2014 (3)	2,355	2,666
Allegheny County PA Port Auth. Rev	5.50%	3/1/2016 (3)	1,500	1,682
Allegheny County PA Port Auth. Rev	5.50%	3/1/2017 (3)	2,750	3,083
Allegheny County PA Sanitation Auth. Sewer Rev	6.00%	12/1/2007 (1)(Prere.)	54,630	62,184
Allegheny County PA Sanitation Auth. Sewer Rev	6.00%	12/1/2010 (1)	1,500	1,754
Allegheny County PA Sanitation Auth. Sewer Rev	6.00%	12/1/2011 (1)	1,490	1,737
Allegheny County PA Sanitation Auth. Sewer Rev	5.75%	12/1/2012 (1)	1,180	1,365
Allegheny County PA Sanitation Auth. Sewer Rev	5.75%	12/1/2013 (1)	2,000	2,307
Allegheny County PA Sanitation Auth. Sewer Rev	6.25%	12/1/2014 (1)	9,660	9,966
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/2016 (1)	3,545	3,959
Allegheny County PA Sanitation Auth. Sewer Rev	5.50%	12/1/2016 (3)(ETM)	11,295	11,385
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/2017 (1)	5,000	5,576
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/2018 (1)	15,000	16,653
Allegheny County PA Sanitation Auth. Sewer Rev	5.50%	12/1/2030 (1)	14,030	15,027
Ambridge PA Area School Dist	5.50%	11/1/2029 (1)*	13,145	14,218
Berks County PA GO	0.00%	11/15/2013 (3)	7,250	5,002
Berks County PA GO	0.00%	11/15/2014 (3)	8,615	5,648
Berks County PA GO	0.00%	11/15/2015 (3)	6,250	3,884
Berks County PA Hosp. Rev. (Reading Hosp.)	5.70%	10/1/2014 (1)	4,500	5,191
Bethlehem PA Area School Dist	5.375%	3/15/2012 (3)(Prere.)	7,500	8,533
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.50%	7/1/2016 (2)	4,480	5,090
Bucks County PA IDA (Pennswood Village Project)	6.00%	10/1/2034	2,600	2,678
Bucks County PA IDA Solid Waste Rev. (Waste Management Project) PUT	4.90%	2/1/2008	6,400	6,648
Carlisle PA Area School Dist. GO	5.375%	3/1/2016 (1)	1,550	1,725
Carlisle PA Area School Dist. GO	5.375%	3/1/2017 (1)	1,635	1,819
Carlisle PA Area School Dist. GO	5.375%	3/1/2018 (1)	1,725	1,912
Carlisle PA Area School Dist. GO	5.375%	3/1/2019 (1)	1,820	2,009
Center City Philadelphia PA Business Improvement	5.50%	12/1/2015 (2)	6,955	7,394
Central Bucks PA School Dist	5.50%	5/15/2015 (3)	5,540	6,254
Central Bucks PA School Dist	5.50%	5/15/2017 (3)	3,785	4,260
Central Bucks PA School Dist	5.50%	5/15/2018 (3)	2,400	2,696
Central Bucks PA School Dist	5.50%	5/15/2019 (3)	1,500	1,681
Chester County PA Health & Educ. Fac. Auth. Rev. (Chester County Hosp.)	5.875%	7/1/2016 (1)	7,870	8,449
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	12,445	13,194
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.25%	5/15/2022 (2)	36,580	38,571
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.32%	9/8/2004	3,970	3,970
Coatesville PA School Dist. GO	5.75%	4/1/2007 (4)(Prere.)	10,080	11,016
Coatesville PA School Dist. GO	5.25%	8/15/2020 (4)	6,645	7,287
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.50%	11/1/2030 (2)	3,230	3,459
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.50%	7/1/2013 (1)(ETM)	5,000	5,447
Delaware County PA Auth. Rev. (Catholic Health East)	5.25%	11/15/2012 (2)	3,300	3,662
Delaware County PA Auth. Rev. (Catholic Health East)	5.25%	11/15/2013 (2)	4,665	5,176
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.30%	12/1/2027	8,905	8,181
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	1.33%	9/8/2004 LOC	8,000	8,000
Delaware County PA Hosp. Auth. Rev. (Delaware County Memorial Hosp.)	5.50%	8/15/2013 (1)	12,000	12,646
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.10%	7/1/2013	10,500	11,136
Delaware County PA IDA Rev. (Suburban Water Co. Project)	5.15%	9/1/2032 (2)	5,500	5,588
Delaware County PA Regional Water Quality Control Auth. Rev	5.50%	5/1/2014 (3)	2,405	2,723
Delaware County PA Regional Water Quality Control Auth. Rev	5.50%	5/1/2016 (3)	2,685	3,021
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.70%	1/1/2023 (4)	8,345	9,269
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.50%	1/1/2026 (3)	13,025	13,725
Erie PA School Dist. GO	0.00%	9/1/2010 (4)	5,665	4,631
Erie PA School Dist. GO	5.80%	9/1/2010 (2)(Prere.)	4,500	5,203
Erie PA School Dist. GO	0.00%	9/1/2011 (4)	5,780	4,483
Erie PA School Dist. GO	0.00%	9/1/2013 (4)	2,780	1,933
Erie PA School Dist. GO	0.00%	5/1/2016 (1)(ETM)	3,175	1,920
Erie PA School Dist. GO	0.00%	9/1/2016 (4)	5,785	3,423
Erie PA School Dist. GO	0.00%	9/1/2018 (4)	1,615	856
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.35%	9/1/2004	2,400	2,400
Hazleton PA Area School Dist. GO	5.50%	3/1/2011 (3)	3,740	4,216
Hazleton PA Area School Dist. GO	5.75%	3/1/2012 (3)	1,420	1,631
Hazleton PA Area School Dist. GO	6.00%	3/1/2016 (3)	18,245	21,114
Hazleton PA Area School Dist. GO	0.00%	3/1/2017 (3)	4,425	2,546
Hazleton PA Area School Dist. GO	0.00%	3/1/2022 (3)	5,265	2,246
Lake Lehman PA School Dist. GO	0.00%	4/1/2014 (1)	1,290	865
Lake Lehman PA School Dist. GO	0.00%	4/1/2015 (1)	1,295	824
Lake Lehman PA School Dist. GO	0.00%	4/1/2016 (1)	1,310	789
Lake Lehman PA School Dist. GO	0.00%	4/1/2017 (1)	1,315	750
Lake Lehman PA School Dist. GO	0.00%	4/1/2018 (1)	1,000	540
Lancaster County PA GO	6.25%	5/1/2010 (3)(Prere.)	4,370	5,130
Lancaster County PA GO	6.25%	5/1/2010 (3)(Prere.)	4,605	5,406
Lancaster County PA GO	5.50%	11/1/2016 (3)	1,025	1,153
Lancaster County PA GO	5.50%	11/1/2017 (3)	1,060	1,192
Lancaster County PA GO	5.50%	11/1/2018 (3)	1,120	1,260
Lancaster County PA GO	5.50%	11/1/2019 (3)	1,175	1,320
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2021	1,000	1,049
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2031	6,000	6,209
Lancaster PA School Dist. GO	5.375%	2/15/2017 (3)	5,590	5,960
Latrobe PA IDA (Saint Vincent College)	5.60%	5/1/2021	1,635	1,717
Latrobe PA IDA (Saint Vincent College)	5.70%	5/1/2031	2,165	2,232
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.00%	11/15/2035	10,500	10,688
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.625%	7/1/2005 (1)(Prere.)	800	843
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.70%	7/1/2010 (1)	3,905	4,106
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/2014 (4)	900	989
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.00%	7/1/2016 (1)	4,415	5,526
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.625%	7/1/2025 (1)	9,200	9,599
Luzerne County PA GO	0.00%	11/15/2016 (1)	2,360	1,300
Luzerne County PA GO	0.00%	11/15/2017 (1)	2,390	1,236
Luzerne County PA GO	5.25%	12/15/2021 (3)	5,320	6,001
McKeesport PA Area School Dist. GO	0.00%	10/1/2004 (1)	1,040	1,039
McKeesport PA Area School Dist. GO	0.00%	10/1/2005 (1)	1,050	1,033
McKeesport PA Area School Dist. GO	0.00%	10/1/2006 (1)	2,015	1,933
McKeesport PA Area School Dist. GO	0.00%	10/1/2007 (1)	2,080	1,933
McKeesport PA Area School Dist. GO	0.00%	10/1/2008 (1)	2,270	2,031
McKeesport PA Area School Dist. GO	0.00%	10/1/2009 (1)	2,020	1,729
McKeesport PA Area School Dist. GO	0.00%	10/1/2010 (1)	1,840	1,501
McKeesport PA Area School Dist. GO	0.00%	10/1/2011 (1)	1,835	1,420
McKeesport PA Area School Dist. GO	0.00%	10/1/2014 (1)	2,040	1,342
McKeesport PA Area School Dist. GO	0.00%	10/1/2015 (1)	2,040	1,270
McKeesport PA Area School Dist. GO	0.00%	10/1/2016 (1)	4,655	2,745
McKeesport PA Area School Dist. GO	0.00%	10/1/2018 (2)	3,075	1,632
McKeesport PA Area School Dist. GO	0.00%	10/1/2028 (2)	2,340	667
Montgomery County PA GO	5.00%	7/15/2019	8,800	9,432
Montgomery County PA GO	5.375%	10/15/2025	7,930	8,319
Mount Lebanon PA Hosp. Dev. Auth. Rev. (St. Clair Memorial Hosp.)	6.25%	7/1/2006 (3)	4,905	5,299
Nazareth PA School Dist. GO	5.50%	5/15/2005 (2)(Prere.)	1,500	1,543
Neshaminy PA School Dist. GO	5.70%	2/15/2014 (3)	8,795	9,640
North Hills PA School Dist. GO	5.25%	11/15/2007 (3)(Prere.)	7,440	8,151
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	1.33%	9/8/2004	1,900	1,900
Northampton County PA IDA PCR (Central Metro. Edison)	6.10%	7/15/2021 (1)	4,410	4,645
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.25%	1/1/2016 (2)	5,910	6,271
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.25%	1/1/2026 (2)	2,850	2,906
Owen J. Roberts School Dist. Pennsylvania GO	5.50%	8/15/2017 (4)	1,495	1,686
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/2018 (1)	1,635	1,753
Parkland PA School Dist. GO	5.375%	9/1/2015 (3)	3,050	3,508
Parkland PA School Dist. GO	5.375%	9/1/2016 (3)	2,000	2,301
Pennsbury PA School Dist. GO	5.25%	8/1/2024 (4)	9,135	9,768
Pennsylvania Convention Center Auth. Rev	0.00%	9/1/2004 (3)(ETM)	5,000	5,000
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2016 (3)(ETM)	25,150	31,028
Pennsylvania Convention Center Auth. Rev	6.00%	9/1/2019 (3)(ETM)	14,275	17,250
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Amtrak Project)	6.00%	11/1/2007	920	973
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Amtrak Project)	6.00%	11/1/2010	1,095	1,152
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Amtrak Project)	6.00%	11/1/2011	1,160	1,217
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	5,000	5,377
Pennsylvania GO	6.00%	1/15/2011	3,000	3,461
Pennsylvania GO	5.25%	10/15/2011	11,200	12,528
Pennsylvania GO	5.25%	10/15/2012	11,300	12,661
Pennsylvania GO	5.00%	7/1/2013 (3)	45,000	50,234
Pennsylvania GO	5.25%	2/1/2014 (1)	20,000	22,648
Pennsylvania GO	5.25%	10/15/2010 (Prere.)	8,850	9,888
Pennsylvania GO	5.75%	10/1/2009 (3)(Prere.)	19,850	22,499
Pennsylvania GO	5.00%	11/15/2005 (2)(Prere.)	5,000	5,227
Pennsylvania GO	5.125%	3/15/2007 (2)(Prere.)	7,990	8,558
Pennsylvania Higher Educ. Assistance Agency Rev	6.125%	12/15/2010 (1)(Prere.)	2,000	2,354
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.33%	9/8/2004 (2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	19,900	21,493
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	3,040	3,283
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	6,505	7,026
Pennsylvania Higher Educ. Fac. Auth. Rev	5.50%	6/15/2017 (2)	935	1,039
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625%	6/15/2019 (2)	1,160	1,297
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.25%	12/1/2012 (2)	11,120	12,613
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.625%	12/1/2014 (1)	2,200	2,437
Pennsylvania Higher Educ. Fac. Auth. Rev. (Muhlenberg College) VRDO	1.35%	9/1/2004	1,000	1,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.) VRDO	1.29%	9/8/2004 (2)	10,100	10,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.25%	4/1/2011 (1)	3,545	3,899
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.25%	1/15/2016	3,120	3,448
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.00%	1/15/2022	5,000	5,317
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.00%	1/15/2031	5,000	5,270
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.00%	7/15/2020	2,360	2,402
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.40%	7/15/2036	3,000	3,034
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.00%	5/1/2011 LOC	9,505	10,219
Pennsylvania Housing Finance Agency Rev	5.25%	4/1/2021	5,000	5,179
Pennsylvania Housing Finance Agency Rev	5.40%	10/1/2024	4,305	4,423
Pennsylvania Housing Finance Agency Rev	5.35%	10/1/2031	13,000	13,241
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2016 (2)	14,865	16,738
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2017 (2)	7,000	7,857
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2018 (2)	7,630	8,520
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2019 (2)	6,340	7,061
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2020 (2)	4,495	4,987
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2021 (2)	6,500	7,174
Pennsylvania Intergovernmental Cooperation Auth. Rev	7.00%	6/15/2005 (3)(Prere.)	2,250	2,347
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.625%	6/15/2013 (3)	2,605	2,770
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2014 (3)	10,765	11,865
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2017 (3)	7,830	8,474
Pennsylvania State Univ. Rev	5.00%	9/1/2024	10,625	11,058
Pennsylvania State Univ. Rev	5.00%	9/1/2029	7,625	7,788
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.125%	12/1/2016 (2)(ETM)	995	1,101
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/2012 (3)	9,000	10,296
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/2013 (3)	8,000	9,152
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2013 (2)	2,810	3,164
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2014 (2)	5,350	6,019
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2015 (2)	6,370	7,118
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2016 (2)	1,000	1,114
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2017 (2)	7,550	8,401
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2018 (2)	1,505	1,668
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/2019 (2)	2,500	2,758
Pennsylvania Turnpike Comm. Rev	5.50%	12/1/2031 (2)	17,610	19,057
Pennsylvania Turnpike Comm. Rev	5.50%	7/15/2032 (2)	12,010	12,888
Pennsylvania Turnpike Comm. Rev	5.25%	12/1/2032 (2)	10,000	10,519
Philadelphia PA Airport Parking Auth	5.40%	9/1/2011 (2)	4,520	4,928
Philadelphia PA Airport Parking Auth	5.40%	9/1/2012 (2)	5,990	6,530
Philadelphia PA Airport Parking Auth	5.40%	9/1/2015 (2)	6,350	6,901
Philadelphia PA Airport Parking Auth	5.50%	9/1/2018 (2)	4,250	4,635
Philadelphia PA Airport Parking Auth	5.125%	2/15/2024 (2)	1,045	1,082
Philadelphia PA Airport Parking Auth	5.25%	9/1/2029 (4)	3,530	3,691
Philadelphia PA GO	6.00%	11/15/2010 (3)	1,065	1,096
Philadelphia PA GO	6.00%	11/15/2011 (3)	1,145	1,178
Philadelphia PA GO	6.00%	11/15/2012 (3)	1,270	1,307
Philadelphia PA GO	6.00%	11/15/2013 (3)	715	736
Philadelphia PA GO	5.25%	3/15/2014 (4)	1,750	1,934
Philadelphia PA GO	5.25%	9/15/2014 (4)	7,460	8,271
Philadelphia PA GO	5.25%	3/15/2015 (4)	2,600	2,823
Philadelphia PA GO	5.25%	9/15/2015 (4)	4,775	5,242
Philadelphia PA GO	5.25%	9/15/2016 (4)	6,425	7,034
Philadelphia PA GO	5.25%	9/15/2017 (4)	9,155	10,022
Philadelphia PA GO	5.25%	9/15/2018 (4)	2,135	2,337
Philadelphia PA GO	5.00%	5/15/2020 (1)	8,000	8,412
Philadelphia PA Gas Works Rev	5.25%	7/1/2011 (4)	3,965	4,329
Philadelphia PA Gas Works Rev	5.375%	7/1/2012 (4)	4,000	4,376
Philadelphia PA Gas Works Rev	5.375%	7/1/2014 (4)	4,310	4,715
Philadelphia PA Gas Works Rev	5.375%	7/1/2016 (4)	13,280	15,135
Philadelphia PA Gas Works Rev	5.375%	7/1/2018 (4)	11,555	13,190
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004	7,400	7,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004 (1)	9,800	9,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004 (1)	9,500	9,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	5,700	6,043
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.75%	6/15/2010 (3)	4,440	4,905
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/2012 (3)	1,000	1,091
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2012 (3)	5,505	6,138
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2013 (3)	1,030	1,132
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/2013 (3)	10,000	10,897
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2013 (3)	5,825	6,439
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2014 (3)	1,090	1,195
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2014 (3)	6,155	6,752
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	6/15/2015 (3)	5,695	6,138
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2015 (3)	1,150	1,264
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2015 (3)	6,435	7,074
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2016 (3)	1,210	1,328
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2016 (3)	5,000	5,488
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2017 (3)	1,280	1,399
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	6/15/2018 (3)	1,350	1,470
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2018 (3)	4,000	4,357
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2015 (4)	5,610	6,227
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2016 (4)	10,000	11,043
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2017 (4)	8,515	9,362
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2018 (4)	3,000	3,281
Philadelphia PA Redev. Auth. Rev	5.50%	4/15/2015 (3)	3,000	3,379
Philadelphia PA Redev. Auth. Rev	5.50%	4/15/2017 (3)	2,255	2,532
Philadelphia PA Redev. Auth. Rev	5.50%	4/15/2019 (3)	2,815	3,146
Philadelphia PA Redev. Auth. Rev	5.50%	4/15/2020 (3)	2,000	2,223
Philadelphia PA Redev. Auth. Rev	5.50%	4/15/2022 (3)	5,275	5,797
Philadelphia PA School Dist. GO	5.50%	9/1/2005 (2)(Prere.)	4,000	4,198
Philadelphia PA School Dist. GO	5.50%	9/1/2005 (2)(Prere.)	14,750	15,479
Philadelphia PA School Dist. GO	5.50%	9/1/2005 (2)(Prere.)	1,150	1,218
Philadelphia PA School Dist. GO	5.50%	9/1/2005 (2)(Prere.)	9,330	9,883
Philadelphia PA School Dist. GO	5.375%	4/1/2007 (2)(Prere.)	1,490	1,614
Philadelphia PA School Dist. GO	5.75%	2/1/2011 (4)(Prere.)	7,420	8,548
Philadelphia PA School Dist. GO	5.75%	2/1/2011 (4)(Prere.)	6,415	7,390
Philadelphia PA School Dist. GO	5.25%	2/1/2011 (4)	1,000	1,125
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	1,000	1,145
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	6,200	7,096
Philadelphia PA School Dist. GO	5.50%	2/1/2013 (4)(Prere.)	1,800	2,060
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	2,500	2,861
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	2,000	2,289
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	4,520	5,174
Philadelphia PA School Dist. GO	5.50%	2/1/2012 (4)(Prere.)	2,000	2,289
Philadelphia PA School Dist. GO	5.25%	4/1/2017 (1)	3,000	3,233
Philadelphia PA School Dist. GO	5.625%	8/1/2017 (3)	1,000	1,114
Philadelphia PA School Dist. GO	5.625%	8/1/2019 (3)	6,500	7,192
Philadelphia PA School Dist. GO	5.625%	8/1/2020 (3)	6,000	6,617
Philadelphia PA School Dist. GO	5.625%	8/1/2022 (3)	1,000	1,093
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2010 (3)	33,865	40,942
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2011 (3)	35,685	43,764
Philadelphia PA Water & Waste Water Rev	6.25%	8/1/2011 (1)	3,750	4,442
Philadelphia PA Water & Waste Water Rev	5.50%	8/1/2014 (1)	12,900	13,597
Philadelphia PA Water& Waste Water Rev	5.25%	12/15/2014 (2)	7,100	8,047
Philadelphia PA Water & Waste Water Rev	5.25%	11/1/2016 (3)	5,040	5,565
Philadelphia PA Water & Waste Water Rev	5.25%	11/1/2017 (3)	5,460	6,018
Philadelphia PA Water & Waste Water Rev	5.60%	8/1/2018 (1)	5,920	6,228
Philadelphia PA Water & Waste Water Rev	5.375%	11/1/2019 (3)	4,155	4,590
Pine-Richland School Dist. Pennsylvania GO	5.50%	9/1/2006 (4)(Prere.)	3,430	3,680
Pittsburgh PA GO	5.75%	9/1/2009 (3)(Prere.)	4,505	5,101
Pittsburgh PA GO	6.00%	9/1/2009 (3)(Prere.)	4,450	5,090
Pittsburgh PA GO	5.50%	9/1/2013 (2)	10,965	12,222
Pittsburgh PA GO	5.125%	9/1/2014 (3)	8,435	9,127
Pittsburgh PA GO	5.50%	9/1/2014 (2)	12,000	13,471
Pittsburgh PA GO	5.125%	9/1/2015 (3)	6,395	6,766
Pittsburgh PA GO	5.50%	9/1/2015 (2)	4,140	4,556
Pittsburgh PA GO	5.25%	9/1/2017 (3)	4,980	5,304
Pittsburgh PA School Dist. GO	5.25%	3/1/2008 (3)(Prere.)	7,000	7,673
Pittsburgh PA School Dist. GO	5.25%	3/1/2008 (3)(Prere.)	5,200	5,700
Pittsburgh PA School Dist. GO	5.35%	3/1/2008 (3)(Prere.)	3,510	3,859
Pittsburgh PA School Dist. GO	0.00%	8/1/2009 (2)	4,000	3,439
Pittsburgh PA School Dist. GO	5.50%	9/1/2009 (4)(Prere.)	2,680	3,027
Pittsburgh PA School Dist. GO	5.50%	9/1/2009 (4)(Prere.)	2,985	3,372
Pittsburgh PA School Dist. GO	5.375%	9/1/2014 (4)	1,755	1,995
Pittsburgh PA School Dist. GO	5.50%	9/1/2016 (4)	4,000	4,613
Pittsburgh PA School Dist. GO	5.50%	9/1/2018 (4)	2,880	3,330
Pittsburgh PA Water & Sewer Auth. Rev	7.625%	9/1/2004 (3)(ETM)	1,850	1,850
Pittsburgh PA Water & Sewer Auth. Rev	7.25%	9/1/2014 (3)(ETM)	25,210	30,603
Pittsburgh PA Water & Sewer Auth. Rev	0.00%	9/1/2027 (3)	12,765	3,816
Pittsburgh PA Water & Sewer Auth. Rev	0.00%	9/1/2028 (3)	8,965	2,531
Pittsburgh PA Water & Sewer Auth. Rev	0.00%	9/1/2029 (3)	31,755	8,451
Reading PA School Dist. GO	0.00%	1/15/2015 (3)	9,260	5,673
Reading PA School Dist. GO	0.00%	1/15/2016 (3)	9,270	5,358
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2013	2,000	2,238
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2014	1,925	2,135
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2015	2,045	2,256
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2016	3,225	3,538
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2017	6,640	7,249
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.25%	12/1/2018	2,500	2,717
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.75%	12/1/2021	3,000	3,142
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/2031	12,500	12,915
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	300	300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	1,400	1,400
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/2016 (1)	5,490	5,972
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.70%	1/1/2023 (1)	9,205	9,978
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/2010 (6)	2,300	2,530
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.75%	7/1/2018 (6)	7,000	8,153
Southeastern Pennsylvania Transp. Auth. Rev	5.45%	3/1/2011 (3)	3,730	4,091
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/2017 (3)	2,500	2,714
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/2022 (3)	15,825	17,039
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,525	2,804
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,340	2,599
Uniontown PA Area School Dist. GO	5.50%	10/1/2033 (4)	9,950	10,604
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00%	11/1/2012 (1)	1,505	1,661
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00%	11/1/2013 (1)	1,580	1,735
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00%	11/1/2014 (1)	1,655	1,812
Univ. of Pittsburgh PA Rev	5.50%	6/1/2010 (1)	5,285	5,836
Univ. of Pittsburgh PA Rev	5.50%	6/1/2014 (1)	11,780	13,008
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.30%	9/8/2004	3,930	3,930
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	1,800	1,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.25%	6/1/2017 (3)	6,995	7,567
Upper Darby PA School Dist. GO	5.00%	5/1/2019 (2)	5,970	6,334
Warwick PA School Dist. GO	5.375%	2/15/2015 (3)	2,435	2,716
Warwick PA School Dist. GO	5.375%	2/15/2016 (3)	2,570	2,858
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.25%	7/1/2010 (2)	1,750	1,928
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2011 (2)	1,840	2,016
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2012 (2)	1,935	2,143
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.25%	7/1/2013 (2)	2,035	2,269
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2014 (2)	1,640	1,844
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2015 (2)	2,250	2,541
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.50%	7/1/2016 (2)	2,375	2,708
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.00%	12/15/2022	2,650	2,754
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.00%	12/15/2027	2,000	2,053
West Jefferson Hills PA School Dist. GO	5.20%	8/1/2017 (4)	1,955	2,141
West Jefferson Hills PA School Dist. GO	5.20%	8/1/2018 (4)	2,060	2,251
West Mifflin PA School Dist. GO	5.625%	8/15/2005 (3)(Prere.)	7,000	7,274
Westmoreland County PA Muni. Auth. Rev	6.125%	7/1/2017 (1)(ETM)	8,205	9,809
Westmoreland County PA Muni. Auth. Service Water Rev	0.00%	8/15/2015 (3)	5,000	3,135
Westmoreland County PA Muni. Auth. Service Water Rev	0.00%	8/15/2023 (1)	5,000	1,943
Westmoreland County PA Muni. Auth. Service Water Rev	0.00%	8/15/2024 (3)	4,000	1,456
York County PA Hosp. Auth. Rev. (York Hosp.)	5.25%	7/1/2017 (2)	3,500	3,711
York County PA Hosp. Auth. Rev. (York Hosp.)	5.25%	7/1/2023 (2)	8,675	9,089
York County PA Solid Waste & Refuse Auth. Rev	5.50%	12/1/2013 (3)	6,750	7,767
York County PA Solid Waste & Refuse Auth. Rev	5.50%	12/1/2014 (3)	4,050	4,675
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.50%	7/1/2020	5,300	6,012
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2021 (1)	5,000	5,668
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2023 (1)	10,500	11,778
Puerto Rico GO	5.50%	7/1/2017 (10)	5,000	5,812
Puerto Rico GO	5.50%	7/1/2018 (1)	10,000	11,698
Puerto Rico GO	5.50%	7/1/2020 (3)	5,000	5,841
Puerto Rico GO	5.50%	7/1/2022 (3)	8,960	10,374
Puerto Rico GO	5.50%	7/1/2029 (1)	10,000	11,323
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	2,200	2,200
Puerto Rico Highway & Transp. Auth. Rev	5.50%	7/1/2019 (1)	10,000	11,702
Puerto Rico Highway & Transp. Auth. Rev	5.50%	7/1/2020 (1)	5,000	5,841
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	1,200	1,200
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00%	7/1/2012 (2)	15,000	16,513

TOTAL MUNICIPAL BONDS
(Cost $2,120,165)				2,280,641

OTHER ASSETS AND LIABILITIES-NET (0.0%)				464

NET ASSETS (100%)				$2,281,105

* Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31,2004.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $2,121,846,000. Net unrealized appreciation of investment securities was $158,795,000, consisting of unrealized gains of $160,509,000 on securities that had risen in value since their purchase and $1,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.